Concentration of Credit Risk - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 USD ($) Bank
Risks and Uncertainties [Abstract]
Company's cash and due from banks and federal funds sold total	$ 29,911,000
FDIC limit of per depositor	250,000
Interest-bearing deposits in banks	$ 44,465,000
Interest bearing deposits deposited with banks, number or banks | Bank	4